China Unicom (Hong Kong) Limited (Parent Company) - Condensed Statements of Cash Flows (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	¥ 92,387	$ 13,437	¥ 85,054	¥ 74,593
Net cash inflow/(outflow) from investing activities	(61,179)	(8,898)	(47,336)	(95,749)
Net cash inflow/(outflow) from financing activities	(34,058)	(4,954)	(28,414)	22,877
- Dividend paid to equity shareholders of the Company	(1,591)	(231)		(4,071)
Net increase/(decrease) in cash and cash equivalents	(2,850)	(415)	9,304	1,721
Cash and cash equivalents at beginning of year	32,836	4,776	23,633	21,755
Effect of changes in foreign exchange rate	74	11	(101)	157
Cash and cash equivalents at end of year	30,060	4,372	32,836	23,633
Parent Company [Member]
Disclosure of parent company financial statements [Line Items]
Net cash outflow from operating activities	(62)	(9)	(86)	(85)
Net cash inflow/(outflow) from investing activities	3,987	580	(66,865)	537
Net cash inflow/(outflow) from financing activities	(4,206)	(612)	66,682	266
- Dividend paid to equity shareholders of the Company	(1,591)	(231)		(1,005)
Net increase/(decrease) in cash and cash equivalents	(281)	(41)	(269)	718
Cash and cash equivalents at beginning of year	1,229	179	1,443	657
Effect of changes in foreign exchange rate	21	3	55	68
Cash and cash equivalents at end of year	¥ 969	$ 141	¥ 1,229	¥ 1,443